Post-retirement plans (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	4.00%		4.00%
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage	100.00%		100.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 43,460	$ 40,455	$ 165,224	$ 153,534
Defined Benefit Plan, Net Periodic Benefit Cost	1,307	1,204	4,816	4,433
Supplemental Executive Retirement Plans [Member]
Defined Benefit Plan, Interest Cost	$ 63,600	$ 62,392	$ 240,193	$ 228,929